U. S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.    Name and Address of issuer:
               INVESCO Stock Funds, Inc.
               7800 E. Union Avenue
               Denver, Colorado 80237

2. The name of each series or class of securities for which this Form is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

                   X
                -------

3.    Investment Company Act File Number: 811-1474

      Securities Act File Number: 002-26125

4(a)  Last day of fiscal year for which this Form is filed: July 31, 1999

4(b)  ____  Check  box if this  Form is being  filed  late  (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
            (See Instruction A.2)

4(c)  ____  Check box if this is the last time the issuer will be filing this
            Form.

5.    Calculation of registration fee:

      (i)   Aggregate sales price of securities
            sold during the fiscal year
            pursuant to section 24(f)             $2,701,448,937*
                                                  ---------------

      (ii)  Aggregate price of securities
            redeemed or repurchased during
            the fiscal year:                      $2,051,102,629
                                                  --------------

      (iii) Aggregate  price of securities
            redeemed or  repurchased  during
            any prior  fiscal year ending no
            earlier  than October 1, 1995 that
            were not previously used to reduce
            registration fees payable to the
            Commission                            $16,646,973#
                                                  ------------

      (iv)  Total available redemption credits
            [add items  5(ii) and 5(iii)]         $2,067,749,602
                                                  --------------

      (v)   Net sales - if item 5(i) is greater
            than item 5(iv)  [subtract item
            5(iv) from item 5(i)]                 $633,699,335
                                                  ------------

      (vi)  Redemption  credits available for
            use in future years - if item 5(i)
            is less  than item 5(iv) [subtract
            item  5(iv)  from  item  5(i)]        $0
                                                  --

      (vii) Multiplier for determining
            registration fee (See
            Instruction C.9)                      x0.000278
                                                  ---------

      (viii)Registration fee due [multiply
            item 5(v) by item 5(vii)] (enter
            "0" if no fee is due):                =$176,168.42
                                                  ------------
6.   Prepaid Shares

     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
     _______________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _______________.

7.   Interest due - if this Form is being filed
     more than 90 days after the end of the
     Issuer's fiscal year (see instruction D):    +$0
                                                  ---

8.    Total of the  amount of the  registration
      fee due plus any  interest  due
      [line 5(viii) plus line 7]:                 =$176,168.42
                                                  ------------

9. Date of the registration fee and any interest payment was sent to the Commission's lockbox depository:

            Method of Delivery:
                              _X_   Wire Transfer
                              ___   Mail or other means



* Includes $37,196,562 in Sales of Small Company Growth Fund Shares issued to Small Company Value Fund's Shareholders due to acquisition by the Small Company Growth Fund.

#  Redemption Credits are attributed to Small Company Growth Fund.

                                   SIGNATURE

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the date indicated.

             INVESCO Stock Funds, Inc.    --INVESCO Blue Chip Growth Fund
                                          --INVESCO Dynamics Fund
                                          --INVESCO Endeavor Fund
                                          --INVESCO Growth & Income Fund
                                          --INVESCO S & P 500 Index Fund
                                          --INVESCO Small Company Growth Fund
                                          --INVESCO Value Equity Fund



                              By: /s/ Mark H. Williamson
                                  ----------------------
                                  Mark H. Williamson
                                  President


Date: October 28, 1999